Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets other than goodwill [abstract]
Disclosure of reconciliation of intangible assets

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
GROSS VALUES
AS OF DECEMBER 31, 2024	120	27	6,529	6,677
AS OF JUNE 30, 2025	120	27	6,529	6,677

AS OF DECEMBER 31, 2025	120	27	6,529	6,677
AS OF JUNE 30, 2026	120	27	6,529	6,677

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
AMORTIZATION
AS OF DECEMBER 31, 2024	(45)	(25)	—	(70)
Increase	—	(1)	—	(1)
AS OF JUNE 30, 2025	(45)	(25)	—	(71)

AS OF DECEMBER 31, 2025	(45)	(26)	—	(71)
Increase		(1)		(1)
AS OF JUNE 30, 2026	(45)	(26)	—	(72)

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
NET BOOK VALUES
AS OF JUNE 30, 2025	75	2	6,529	6,606
AS OF DECEMBER 31, 2025	75	2	6,529	6,605
AS OF JUNE 30, 2026	75	1	6,529	6,605